Basis of Presentation and Restatement of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments

The effect of the restatement on the Company’s consolidated statement of cash flows for the year ended December 31, 2019 are as follows:

	For the years ended December 31, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Net cash used in operating activities	$(1,124,410)	$(374,979)	$(1,499,389)
Net cash used in investing activities	(374,979)	374,979	-
Net cash provided by financing activities	1,590,370	-	1,590,370
Net increase in cash	90,981	-	90,981